Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of common stock reserved for future issuance
As of December 31, 2020, and September 30, 2021, the Company has reserved the following shares of common stock for potential conversion of outstanding Preferred Stock, potential conversion of convertible debt with accrued interest through September 30, 2021, into Series D Preferred Stock, the vesting of restricted stock and exercise of stock options and issued preferred and common stock warrants:

	DECEMBER 31, 2020	SEPTEMBER 30, 2021
Redeemable convertible preferred stock	141,405,233	141,405,233
Convertible debt with accrued interest	9,583,023	9,934,084
Unvested restricted stock	37,465	61,839
Options to purchase common stock	22,538,570	26,490,587
Warrants	1,045,226	1,299,548

	174,609,517	179,191,290

As of December 31, 2019, and 2020, the Company has reserved the following shares of common stock for potential conversion of outstanding Preferred Stock, potential conversion of convertible debt with accrued interest through December 31, 2020, into Series D Preferred Stock, the vesting of restricted stock and exercise of stock options and common stock warrants:

	DECEMBER 31
	2019	2020
Redeemable convertible preferred stock	81,220,901	141,405,233
Convertible debt with accrued interest	—	9,583,023
Unvested restricted stock	27,842	37,465
Options to purchase common stock	19,701,693	22,538,570
Common stock warrants	40,000	40,000

	100,990,436	173,604,291